Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE	9. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At March 31, 2021 and December 31, 2020, assets held in the Trust Account were comprised of $230,011,533 and $230,005,861 in money market funds, which are invested in U.S. Treasury Securities, respectively. During the three months ended March 31, 2021 and the year ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$230,011,533	$230,005,861

Liabilities:
Warrant liabilities – Public Warrants	1	$11,116,667	$16,790,001
Warrant liabilities – Placement Warrants	3	$492,066	$575,432
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the three months ended March 31, 2021 and the year-ended December 31, 2020 other than, with respect to the year ended December 31, 2020, the transfer of Public Warrants from Level 3 to Level 1.
Initial Measurement – Public Warrants
The Company established the initial fair value for the Warrants on September 29, 2020, the date of the Company’s Initial Public Offering, using a binomial / lattice model for the Public Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-third
of one Public Warrant) and (ii) the sale of Private Placement Warrants, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common shares subject to possible redemption and Class A common shares based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.
On September 29, 2020, the Public Warrants were determined to be $1.79 per warrant for aggregate value of $13.7 million.
Subsequent Measurement – Public Warrants
The Public Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of March 31, 2021 and December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market.
As of March 31, 2021 and December 31, 2020, the aggregate value of the Public Warrants was $11.1 million and $16.8 million, respectively.
Initial and Subsequent Measurement– Private Placement Warrants
The fair value of the Private Placement Warrants was estimated using a Black-Scholes option pricing model. The underlying assumptions in the Black-Scholes option pricing model include the underlying share price, risk-free interest rate, estimated volatility and the expected term. The underlying share price is based on the trading common share price or implied from the unit price (before the common shares are trading separately), which consists of one common share and one-third
public warrant. The expected stock price volatility is based on (i) the observed volatility of a group of comparable publicly traded companies observed over a historical period equal to the expected remaining life of the warrants and (ii) the implied volatility of the Public Warrants calculated using publicly observable prices. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of valuation equal to the remaining expected life of the warrants. The dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. Inputs are re-evaluated
each quarterly reporting period to estimate the fair market value of the Private Placement Warrants as of the reporting period.
The fair value of the Private Placement Warrants was estimated at March 31, 2021 and December 31, 2020 using the Black-Scholes option pricing model with the following assumptions:

Input	December 31, 2021	March 31, 2021
Risk-free interest rate	0.3%	1.0%
Expected term (years)	5.4	5.1
Expected volatility	35.0%	26.1%
Dividend yield	0.0%	0.0%
Exercise price	11.50	11.50
Asset price	11.30	11.18
As of March 31, 2021 and December 31, 2020, the aggregate value of the Private Warrants was determined to be $0.5 million and $0.6 million, respectively.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$575,432	$16,790,001	$17,365,433
Change in valuation inputs or other assumptions	(83,366)	(5,673,334)	(5,756,700)

Fair value as of March 31, 2021	$492,066	$11,116,667	$11,608,733

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from December 31, 2020 through March 31, 2021.
Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

NOTE 11. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2020, assets held in the Trust Account were comprised of $230,005,861 in U.S. Treasury securities. During the year ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$230,005,861

Liabilities:
Warrant Liability – Public Warrants	1	16,790,001
Warrant Liability – Private Placement Warrants	3	575,432
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2020 other than the transfer of the Public Warrants from Level 3 to Level 1.
The Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

Initial Measurement – Public Warrants
The Company established the initial fair value for the Warrants on September 29, 2020, the date of the Company’s Initial Public Offering, using a binomial / lattice model for the Public Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-third
of one Public Warrant) and (ii) the sale of Private Placement Warrants, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common shares subject to possible redemption, Class A common shares and Class B common shares based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.
The key inputs into the binomial / lattice model for the Public Warrants were as follows at initial measurement:

Input	September 29, 2020 (Initial Measurement)
Risk-free interest rate	0.3%
Expected term (years)	5.4
Expected volatility	35.0%
Call Price	18.0
Exercise price	$11.50
Asset Price	$9.60
On September 29, 2020, the Public Warrants were determined to be $1.79 per warrant for aggregate value of $13.7 million.
Subsequent Measurement – Public Warrants
The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market.
As of December 31, 2020, the aggregate value of the Public Warrants was $16.8 million.
Initial and Subsequent Measurement – Private Placement Warrants
The fair value of the Private Placement Warrants was estimated using a Black-Scholes option pricing model. The underlying assumptions in the Black-Scholes option pricing model include the underlying share price, risk-free interest rate, estimated volatility and the expected term. The underlying share price is based on the trading common share price or implied from the unit price (before the common shares are trading separately), which consists of one common share and one-third public warrant. The expected stock price volatility is based on (i) the observed volatility of a group of comparable publicly traded companies observed over a historical period equal to the expected remaining life of the warrants and (ii) the implied volatility of the Public Warrants calculated using publicly observable prices. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of valuation equal to the remaining expected life of the warrants. The dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. Inputs are re-evaluated
each quarterly reporting period to estimate the fair market value of the Private Placement Warrants as of the reporting period.
The fair value of the Private Placement Warrants was estimated at December 31, 2020 using the Black-Scholes option pricing model and the following assumptions:

Input	September 29, 2020 (Initial Measurement)
Risk-free interest rate	0.3%
Expected term (years)	5.4
Expected volatility	35.0%
Dividend yield	0.0%
Exercise price	$11.50
Asset Price	$9.60
On September 29, 2020, the Private Warrants were determined to be $2.00 per warrant for aggregate value of $0.4 million. As of December 31, 2020, the aggregate value of the Private Warrants was $0.6 million.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Initial measurement on September 29, 2020	$406,666	$13,723,334	$14,130,000
Change in fair value recognized in earnings	168,766	3,066,667	3,235,433

Fair value as of December 31, 2020	$575,432	$16,790,001	$17,365,433

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $16,790,001 during the period from September 29, 2020 through December 31, 2020.
Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.